VIA EDGAR TRANSMISSION




August 19, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find a supplement dated August 19, 1998 to Pacific Horizon's SRF Shares of the Intermediate Bond, Blue Chip, and Asset Allocation Funds Prospectus dated July 1, 1998.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (302) 791-3048.

Very truly yours,

/s/Gary M. Gardner
Gary M. Gardner
Assistant Secretary






                         PACIFIC HORIZON FUNDS, INC.

      Supplement dated August 19, 1998 to Prospectus dated July 1, 1998 for the SRF Shares of the
          Intermediate Bond, Blue Chip, and Asset Allocation Funds


The following sentence under "Custodian and Transfer Agent" on page 30 is deleted:

"PFPC has entered into a sub-transfer agent agreement with Bank of America's Northwest Division under which Bank of America's Northwest Division provides certain transfer agency services to SRF Shares of the Funds."